Parent Entity Information - Statement of Financial Position of Parent Entity (Detail) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Parent Entity Information [line Items]
Total current assets	$ 134,965,344	$ 90,811,740
Total non current assets	12,483,646	11,357,810
Total assets	147,448,990	102,169,550	$ 82,030,533
Total current liabilities	9,772,106	6,414,490
Total non current liabilities	1,207,495	1,677,694
Total liabilities	10,979,601	8,092,184	8,758,922
EQUITY
Contributed equity	446,272,203	367,407,757
Reserves	30,127,718	29,004,818
TOTAL EQUITY	136,469,389	94,077,366	$ 73,271,611	$ 33,299,345
Parent [member]
Disclosure Of Parent Entity Information [line Items]
Total current assets	94,375,874	55,353,360
Total non current assets	46,255,643	42,570,439
Total assets	140,631,517	97,923,799
Total current liabilities	3,283,832	1,296,679
Total non current liabilities	983,178	2,654,636
Total liabilities	4,267,010	3,951,315
EQUITY
Contributed equity	446,272,203	367,407,757
Reserves	26,283,211	28,752,813
Accumulated losses	(336,190,907)	(302,188,086)
TOTAL EQUITY	$ 136,364,507	$ 93,972,484